Income Taxes - Schedule of deferred tax assets (FY) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$ 232,484	$ 7,678
Unrealized gain/loss - Trust	(36,940)
Federal Net Operating loss		425
Net deferred tax asset	195,544	8,103
Valuation allowance	(232,484)	(8,103)
Deferred tax (liability), net of allowance	$ (36,940)